Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,368,161)	$ (52,241,736)	$ (86,626,099)	$ (21,380,138)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	8,105	19,209	33,641	22,229
Reserve for inventories	0	0	0	62,882
Amortization of intangible assets	56,874	53,274	106,548	151,696
Change in inventory reserve	20,000	62,711	12,711	0
Stock based compensation	101,057	580,334	724,267	0
Stock options expense	0	0	0	148,633
Common stock issued for services rendered	0	1,645,000	2,721,600	1,469,184
Amortization of debt discount	239,858	1,368,345	1,363,847	5,106,072
Change in fair value of derivative liability	(48,894)	13,310,855	16,252,823	3,701,078
Fair value of warrants issued	0	0	0	7,015,000
Expense related to warrant	0	33,700,000	62,500,000	0
Loss on extinguishment of debt	0	0	0	960,750
Accrued interest on convertible notes payable	113,261	94,619	183,214	161,587
Loss on class action lawsuit settlements	2,081,250	0	0	0
Impairment of goodwill	0	0	0	279,515
Impairment of intangible assets	0	0	0	262,604
Realized gain on sale of investment	0	0	(186,791)	0
Changes in assets and liabilities:
Restricted Cash	0	0	46,400	0
Accounts receivable	0	135,008	183,678	(127,129)
Inventory	297,780	(578,775)	357,660	(210,383)
Prepaid expenses	25,041	(6,386)	(24,790)	18,071
Other receivable	0	3,666	3,666	(3,666)
Deposits	16,830	(336)	12,589	2,883
Accounts payable	265,917	26,660	33,926	468,517
Accrued expenses	(58,297)	290,199	209,421	102,291
Deferred revenue	20,012	(30,888)	(30,888)	(2,750)
CASH (USED IN) OPERATING ACTIVITIES	(229,367)	(1,568,241)	(2,122,577)	(1,791,074)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid to acquire shares in Vape Holdings, Inc.	0	0	0	(1,160)
Net cash proceeds from shares in Vape Holdings, Inc.	0	0	187,951	0
Cash paid to acquire Rocky Mountain Hydroponics			0	(550,000)
Cash acquired from acquisition of Rocky Mountain Hydroponics	0	0	0	(1,398)
Capital expenditures	0	(3,925)	(3,925)	(5,500)
NET CASH (USED IN) INVESTING ACTIVITIES:	0	(3,925)	184,026	(558,058)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of common stock	0	0	0	1,294,365
Proceeds from the issuance of ten percent convertible note	0	0	0	156,000
Proceeds from the issuance of convertible notes	0	0	350,000	1,850,000
Proceeds from options exercised	0	44,673	44,673	9,000
Proceeds from notes payable	0	0	0	1,130,000
Payments of notes payable	0	0	0	(296,719)
Payments of notes payable - related party	0	(1,160)	(1,160)	0
Advances from related party	0	0	0	1,160
NET CASH PROVIDED BY FINANCING ACTIVITIES	0	43,513	393,513	4,143,806
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(229,367)	(1,528,653)	(1,545,038)	1,794,674
CASH AND CASH EQUIVALENTS, beginning of period	286,238	1,831,276	1,831,276	36,602
CASH AND CASH EQUIVALENTS, end of period	56,871	302,623	286,238	1,831,276
Supplemental disclosures of cash flows information:
Cash paid for interest	0	0	0	4,865
Cash paid for income taxes	0	0	0	0
NON-CASH TRANSACTIONS
6% Senior secured convertible notes and interest converted into common stock	0	32,901	62,025	1,427,809
7% Convertible notes and interest converted into common stock	0	1,196,325	1,384,207	761,349
12% Senior secured convertible notes and interest converted into common stock	0	435,608	439,688	415,842
Common stock issued for cashless exercise of options	0	278	357	1,268
Common stock issued for conversion of accounts payable	171,000	0	0	0
Common stock issued for services rendered	0	0	0	7,015,000
Fair value of warrants	0	0	0	382,068
Common stock issued to acquire Rocky Mountain Hydroponics and Evergreen Garden Center	0	0	0	275,000
12% Senior secured convertible notes issued to acquire Rocky Mountain Hydroponics and Evergreen Garden Center	0	0	0	800,000
Notes payable for Greners acquisition converted into common stock, principal and interest	0	0	0	156,000
Notes payable for Greners acquisition converted into common stock	0	0	0	156,000
OID Note converted into common stock	$ 0	$ 0	$ 0	$ 280,000